Fair Value Measurements - Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (Interest rate contracts, Derivatives Designated as Hedging Instruments, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate contracts | Derivatives Designated as Hedging Instruments
Derivatives Fair Value [Line Items]
Accounts Payable?and Other Current Liabilities	$ 6	$ 10
Other Non-Current Liabilities	$ 16	$ 14